Revenue - Operating leases (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Property Subject to or Available for Operating Lease [Line Items]
Lessor, Operating Lease, Payments to be Received, Remainder of Fiscal Year	$ 302,300
Lessor, Operating Lease, Payments to be Received, Two Years	513,900
Lessor, Operating Lease, Payments to be Received, Three Years	474,800
Lessor, Operating Lease, Payments to be Received, Four Years	370,500
Lessor, Operating Lease, Payments to be Received, Five Years	306,000
Operating Leases, Future Minimum Payments Receivable, Remainder of Fiscal Year		$ 482,700
Operating Leases, Future Minimum Payments Receivable, in Two Years		438,200
Operating Leases, Future Minimum Payments Receivable, in Three Years		398,300
Operating Leases, Future Minimum Payments Receivable, in Four Years		321,900
Operating Leases, Future Minimum Payments Receivable, in Five Years		278,100
Property, Plant and Equipment, Net	3,361,603	3,329,523
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	705,104	665,206
Assets Leased to Others [Member]
Property Subject to or Available for Operating Lease [Line Items]
Property, Plant and Equipment, Net	3,200,000	3,100,000
Property, Plant and Equipment, Gross	3,900,000	3,800,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 753,500	$ 698,500